Stock Plans and Stock-Based Compensation - Employee Stock Purchase Plan - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 28, 2017	Sep. 15, 2015	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance			4,389,908
2016 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance		500,000
Purchase price as percentage of fair market value of common stock		85.00%
Shares purchased under the plan			0
Total recognized compensation cost			$ 0.2
Cost amortized weighted-average period			3 months
Unrecognized compensation cost			$ 0.1
2016 Employee Stock Purchase Plan | Scenario, Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares purchased under the plan	83,790
2016 Employee Stock Purchase Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in number of shares reserved and available for issuance		200,000
2016 Employee Stock Purchase Plan | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in number of shares reserved and available for issuance, percentage		1.00%
2016 Employee Stock Purchase Plan | Common Stock | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase price, discount percentage		15.00%